SHAREHOLDERS EQUITY (DEFICIT) - Schedule of Fair Value Assumptions (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		30.00%
Expected dividends	$ 0	$ 0
Risk-free interest rate, minimum	3.60%	1.90%
Risk free interest rate, maximum	4.60%	4.00%
Forfeitures	$ 0	$ 0
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	2 years	5 years 6 months
Expected volatility	30.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	6 years	6 years 3 months 18 days
Expected volatility	71.00%